Summary of significant accounting policies (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Brand products - Australia	$ 2,720,491	$ 2,875,029
Brand products - United States	28,731	2,044
Total brand products	2,749,222	2,877,073
E-commerce - Australia	23,019	45,168
E-commerce - United States
Total e-commerce products	23,019	45,168
Total revenues	$ 2,772,241	$ 2,922,241